SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF EQUIPMENT
Furniture and equipment	5-years straight-line
Vehicles	5-years straight-line
Computer equipment	3-years straight-line
Equipment on lease	5-years straight-line